Taxation - Reconciliation of Total Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ (11,886)	$ (10,384)	$ (11,617)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	788	485	1,341
Non-deductible expenses	228	245	32
Effect of Super Deduction	(1,920)	(881)	(546)
Effect of tax holidays and tax concessions	3,856	3,776	4,102
Change in valuation allowance of deferred tax assets	13,180	6,720	6,748
Effect on deferred tax assets due to change in tax rates		(167)
Outside basis difference arising from VIE and its subsidiaries in the PRC			(652)
Expiration of tax loss	400	562
Others	30	(445)	(1,660)
Income tax benefit	$ 4,676	$ (89)	$ (2,252)